Acquisitions and Dispositions (Dispositions) (Details) - Disposal Group, Not Discontinued Operations - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015
Infrastructure Americas
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of businesses		$ 18
Gain (loss) on disposal		$ 7
Building Group Subsidiary
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of businesses	$ 23
Gain (loss) on disposal	$ 28